Interest Expense (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 22, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest on debt		$ 203	$ 197
Interest on exchangeable debentures (Note 26)		25	31
Interest on exchangeable preferred shares (Note 26)		28	28
Capitalized interest (Note 19)		0	(16)
Net gain on redemption of senior notes		(5)	0
Interest on lease liabilities		10	10
Credit facility fees, bank charges and other interest		29	21
Tax shield on tax equity financing (Note 25)		0	3
Accretion of provisions (Note 24)		57	50
Interest expense		347	$ 324
7.8% Senior notes
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense, prepayment payment on redemption	$ 21
Amortization of deferred financing costs		5
Cash flow hedges | Interest rate risk
Disclosure of attribution of expenses by nature to their function [line items]
Gain on derivative assets		$ 31